INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX
6.	INCOME TAX

The company is subject to income tax on an entity basis on profit arising in or derived from the jurisdictions in which members of the Group are domiciled and operate.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

The United States

The subsidiary incorporated in the United States (“U.S.”) is subject to U.S. federal income tax and New Jersey state income tax at the rates of 21% and 9%, respectively, during the Relevant Periods on the estimated assessable profits arising in the United States.

Mainland China

The provision for corporate income tax in Mainland China is based on the statutory rate of 25% of the assessable profits as determined in accordance with the PRC Corporate Income Tax Law, which was approved and became effective on January 1, 2008.

Pursuant to the relevant regulations on extension for expiries of unused tax losses of High and New Technology Enterprises and Small and Medium-sized Technological Enterprises issued in August 2018, the accumulated tax losses that did not expire from 2018 will have expiries extending from 5 years to 10 years from then on. Adlai Hangzhou qualified as a High and New Technology Enterprise during the years 2022-2024.

6.	INCOME TAX (continued)

The income tax expense of the company for the Relevant Periods is analyzed as follows:

	Year ended December 31,
	2022	2023
	$’000	$’000
Current	—	643
Deferred	—	—
Total	—	643

A reconciliation of the tax expense applicable to loss before tax at the statutory rate to the tax expense at the effective tax rate is as follows:

	Year ended December 31,
	2022	2023
	$’000	$’000
Loss before tax	(58,790)	(104,228)
Tax at the statutory tax rate (25%)	(14,698)	(26,057)
Foreign rate differential	2,933	14,711
Expenses not deductible for tax	2,171	126
Income not subject to tax	(4)	—
Additional deductible allowance for qualified research and development costs	(1,681)	(2,338)
Unrecognized deferred tax assets	11,279	14,201
Current income tax expense	—	643
Tax charge at the Group’s effective rate	—	0.62%

6.INCOME TAX (continued)

Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be probable realized. Deferred tax assets have not been recognized in respect of these tax losses as they have been incurred in subsidiaries that were loss-making in the past and it is not probable that they will generate sufficient taxable income in the foreseeable future to utilize such tax losses.

	Year ended December 31
	2022	2023
	$’000	$’000
Fixed assets	(13)	2
Capitalized R&D	5,494	11,050
Accrued and prepaid expenses	669	(101)
ROU Assets	(73)	5
Advertising expenses in excess of deduction limit	14	11
Allowance against receivables	—	3
State tax	(1)	(1)
Stock options	1,075	883
NOL	21,758	31,408
Subtotal	28,923	43,260
Unrecognized deferred tax assets	(28,923)	(43,260)
Total Deferred tax	—	—

The Group has accumulated tax losses arising in Adlai Hangzhou in Mainland China of $83,103 and $102,647 as of December 31, 2022 and 2023, respectively, that will expire in five to ten years after the loss incurring year for offsetting against future taxable profits.

The Group also has accumulated tax losses in the U.S. of $46,201 and $54,168 as of December 31, 2022 and 2023, respectively, that can be carried forward indefinitely to offset against future taxable profits of the companies in which losses were incurred, subject to 80% taxable income limitation annually.

Uncertain Tax Position

The Company did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2023.